Share capital and other contributed capital	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Share capital and other contributed capital

23. Share capital and other contributed capital

As at December 31, 2021, 591,777 thousand ordinary shares were outstanding and the par value per share was $0.00018 (SEK 0.0015).

As at December 31, 2020, the Company’s share capital consisted of 433,502,145 A-shares with a par value of $0 (SEK 0.00037), 46,797,804 B-shares with a par value of $0 (SEK 0.00037) and 1,405,944 G-shares with a par value of $0 (SEK 0.00037).

At an extraordinary general meeting held on March 15, 2021, a bonus issue with a registration date of March 22, 2021, was made. The bonus issue resulted in an increase in the share capital of $62.8 thousand (SEK 535.2 thousand). The number of shares were unchanged. The par value per share changed to $0.00017 (SEK 0.00148).

At an extraordinary general meeting on May 4, 2021, the shareholders of the Company approved to adopt new articles of association according to the Board’s proposal. As a consequence of the adoption of the new articles of association, the share classes were removed so that the Company only has ordinary shares.

On the date of the IPO, on May 20, 2021, the following transactions were carried out:

•

A redemption of 58 thousand shares was made in order to maintain the economic values among the shareholders after the removal of share classes. The reduction took place through retirement of shares and the share capital was reduced by the amount of $10.35 (SEK 86.24).

•	All outstanding warrants were exercised into 39,317 thousand ordinary shares and the share capital was increased by $7.1 thousand (SEK 59.0 thousand).
•	6,124 thousand ordinary shares were issued to convert a portion of the shareholder’s loan and the share capital was increased by $1.1 thousand (SEK 9.2 thousand).
•

A bonus issue was made. The bonus issue resulted in that the par value per share changed to $0.00018 (SEK 0.0015) through an increase in the share capital of $1.1 thousand (SEK 8.9 thousand). The number of shares remained unchanged.

•	A new share issue was carried out consisting of 64,688 thousand shares which have been subscribed and allotted and the share capital was increased by $11.7 thousand (SEK 97.0 thousand).

The shares carry a voting power of one vote/share. All shares issued by the parent are fully paid.

Other contributed capital of $1,628.1 ($448.3) million consists of share premium, shareholders contribution and proceeds from warrant issues.

Foreign currency translation reserve of $(74.5) ($(2.5)) million primarily consists of exchange differences occurring from the translation of foreign operations in another currency than the reporting currency of the Group (USD).

Accumulated deficit of $(308.4) ($(119.7)) million consists of accumulated losses and share-based payments.